Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 2,252	$ 594
Accrued liabilities	1,398	1,394
Accounts payable and accrued liabilities	$ 3,650	$ 1,988